Fair value of financial instruments - Fair value by delinquency (details) (Residential portfolio segment [Member], Loans receivable [Member], Residential mortgage [Member], USD $)
In Thousands, unless otherwise specified
Sep. 30, 2013 loan
Residential portfolio segment [Member] | Loans receivable [Member] | Residential mortgage [Member]
Number of loans
Current	167
30	33
60	21
90	1,013
Foreclosure	3,786
Mortgage loans, number of loans	5,020
Carrying value
Current	$ 19,953
30	3,113
60	3,401
90	162,127
Foreclosure	453,309
Mortgage loans	641,903
Unpaid principal balance
Current	38,052
30	6,605
60	5,731
90	284,243
Foreclosure	829,265
Mortgage loans, unpaid principal balance	1,163,896
Market value of underlying properties
Current	32,599
30	5,147
60	5,249
90	239,480
Foreclosure	658,265
Mortgage loans, collateral at fair value	$ 940,740